Cover	Dec. 18, 2025
Entity Information
Document Type	8-K
Document Period End Date	Dec. 18, 2025
Entity Registrant Name	AIR T, INC.
Entity Incorporation, State	DE
Entity File Number	001-35476
Entity Tax Identification Number	52-1206400
Entity Address, Street	11020 David Taylor Drive, Suite 305,
Entity Address, City	Charlotte
Entity Address, State	NC
Entity Address, Postal Zip Code	28262
City Area Code	980
Local Phone Number	595-2840
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000353184
Amendment Flag	false
Document Effective Date	Dec. 15, 2025
Soliciting Material	false
Common Stock
Entity Information
Title of 12(b) Security	Common Stock
Trading Symbol	AIRT
Security Exchange Name	NASDAQ
Cumulative Capital Securities
Entity Information
Title of 12(b) Security	Alpha Income Preferred Securities (also referred to as 8% Cumulative Capital Securities) (“AIP”)
Trading Symbol	AIRTP
Security Exchange Name	NASDAQ